Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses

NOTE 4—ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Corporation has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agricultural loans, Commercial Real Estate loans, Residential Real Estate loans, Real Estate Construction loans and Consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain economic factors are also considered for trends which management uses to establish the directionality of changes to the unallocated portion of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures

•	Changes in experience and depth of lending and management staff

•	Changes in quality of Bank’s credit review system

•	Changes in the nature and volume of the loan portfolio

•	Changes in past due, classified and nonaccrual loans and TDRs

•	Changes in economic and business conditions

•	Changes in competition or legal and regulatory requirements

•	Changes in concentrations within the loan portfolio

•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Corporation considers the allowance for loan losses of $19,742 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2012. The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2012 and December 31, 2011. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors. In the cases of both Real Estate Construction and Consumer loans, a negative provision was made based on volume changes. Total loans for these segments declined from the end of last year, leading to a smaller calculated required reserve. This is represented as a decrease in the provision. The allowance related to the unallocated segment increased, but remained at a level management feels is generally consistent with prior periods.

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257
Charge-offs	(841)	(3,440)	(4,506)	(446)	(246)	—	(9,479)
Recoveries	353	612	397	131	71	—	1,564
Provision	423	2,396	4,093	(310)	(298)	96	6,400

Ending Balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768
Charge-offs	(2,447)	(4,561)	(3,748)	(981)	(193)	—	(11,930)
Recoveries	307	390	429	387	106	—	1,619
Provision	1,377	4,915	4,546	(571)	80	(547)	9,800

Ending Balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$286	$2,354	$1,199	$107	$60	$—	$4,006
Ending balance:
Collectively evaluated for impairment	$2,525	$7,785	$4,581	$242	$186	$417	$15,736

Ending balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

Loan balances outstanding:
Ending Balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

Ending balance:
Individually evaluated for impairment	$5,420	$13,941	$6,127	$541	$61		$26,090
Ending balance:
Collectively evaluated for impairment	$95,241	$420,867	$244,471	$19,136	$9,748		$789,463

Ending balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$811	$2,940	$336	$239	$485	$—	$4,811
Ending balance:
Collectively evaluated for impairment	$2,065	$7,631	$5,460	$735	$234	$321	$16,446

Ending balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

Loan balances outstanding:
Ending Balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Ending balance:
Individually evaluated for impairment	$5,258	$17,700	$3,846	$576	$—		$27,380
Ending balance:
Collectively evaluated for impairment	$81,137	$354,152	$271,149	$39,214	$12,236		$757,888

Ending balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

The following table represents credit exposures by internally assigned risk ratings for the period ended December 31, 2012 and December 31, 2011. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Corporation’s internal credit risk rating system is based on experiences with similarly graded loans.

The Corporation’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

•

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Citizens will sustain some loss if the deficiencies are not corrected.

•

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

•	Unrated – Generally, consumer loans are not risk-graded, except when collateral is used for a business purpose.

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$90,159	$397,657	$89,896	$16,594	$994	$595,300
Special Mention	1,653	6,371	1,944	352	—	10,320
Substandard	8,849	30,780	12,873	1,001	106	53,609
Doubtful	—	—	—	—	—	—

Ending Balance	$100,661	$434,808	$104,713	$17,947	$1,100	$659,229

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$73,011	$319,084	$92,577	$31,697	$2,208	$518,577
Special Mention	4,358	15,321	5,071	702	—	25,452
Substandard	9,026	37,447	17,764	5,067	—	69,304
Doubtful	—	—	—	—	—	—

Ending Balance	$86,395	$371,852	$115,412	$37,466	$2,208	$613,333

The following tables present performing and nonperforming loans based solely on payment activity for the period ended December 31, 2012 and December 31, 2011 that have not been assigned an internal risk grade. These types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2012	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$145,879	$1,730	$8,696	$156,305
Nonperforming	6	—	13	19

Total	$145,885	$1,730	$8,709	$156,324

December 31, 2011	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$159,291	$2,324	$10,027	$171,642
Nonperforming	292	—	1	293

Total	$159,583	$2,324	$10,028	$171,935

Following is a table which includes an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2012 and December 31, 2011.

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$31	$72	$553	$656	$100,005	$100,661	$—
Commercial Real Estate	1,000	533	6,794	8,327	426,481	434,808	80
Residential Real Estate	2,843	1,214	8,527	12,584	238,014	250,598	—
Real Estate Construction	43	—	416	459	19,218	19,677	—
Consumer and Other	127	20	29	176	9,633	9,809	—

Total	$4,044	$1,839	$16,319	$22,202	$793,351	$815,553	$80

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$229	$174	$509	$912	$85,483	$86,395	$19
Commercial Real Estate	4,156	1,369	9,466	14,991	356,861	371,852	737
Residential Real Estate	3,614	1,182	6,504	11,300	263,695	274,995	511
Real Estate Construction	—	—	45	45	39,745	39,790	45
Consumer and Other	89	16	2	107	12,129	12,236	2

Total	$8,088	$2,741	$16,526	$27,355	$757,913	$785,268	$1,314

The following table presents loans on nonaccrual status as of December 31, 2012 and December 31, 2011.

	2012	2011
Commericial & Agriculture	$2,869	$940
Commercial Real Estate	16,250	15,346
Residential Real Estate	9,701	8,915
Real Estate Construction	958	567
Consumer and Other	77	—

Total	$29,855	$25,768

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Corporation may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

Loan modifications that are considered troubled debt restructurings completed during the quarters and twelve month periods ended December 31, 2012 and December 31, 2011 were as follows:

	For the Twelve Month Period Ended December 31, 2012			For the Twelve Month Period Ended December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	6	$984	$976	3	$1,506	$1,506
Commercial Real Estate	3	1,205	1,205	3	2,074	2,004
Residential Real Estate	25	1,740	1,662	2	180	181
Real Estate Construction	—	—	—	—	—	—
Consumer and Other	5	66	66	—	—	—

Total Loan Modifications	39	$3,995	$3,909	8	$3,760	$3,691

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans.

During the twelve month period ended December 31, 2012, no loans modified and considered TDRs made during the twelve months previous to December 31, 2012, have defaulted. During the twelve month period ended December 31, 2011, no loans modified and considered TDRs made during the twelve months previous to December 31, 2011, had defaulted.

Impaired Loans: Larger (greater than $350) commercial loans and commercial real estate loans, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commericial & Agriculture	$5,053	$5,226	$—	$2,914	$3,010	$—
Commercial Real Estate	5,446	8,114	—	3,804	4,739	—
Residential Real Estate	2,566	5,346	—	862	953	—
Real Estate Construction	—	521	—	—	—	—
Consumer and Other	1	1	—	—	—	—

Total	13,066	19,208	—	7,580	8,702	—
With an allowance recorded:
Commericial & Agriculture	367	385	286	2,344	3,645	811
Commercial Real Estate	8,495	8,681	2,354	13,896	16,534	2,940
Residential Real Estate	3,561	4,554	1,199	2,984	4,127	336
Real Estate Construction	541	547	107	576	1,103	239
Consumer and Other	60	60	60	—	—	485

Total	13,024	14,227	4,006	19,800	25,409	4,811
Total:
Commericial & Agriculture	5,420	5,611	286	5,258	6,655	811
Commercial Real Estate	13,941	16,795	2,354	17,700	21,273	2,940
Residential Real Estate	6,127	9,900	1,199	3,846	5,080	336
Real Estate Construction	541	1,068	107	576	1,103	239
Consumer and Other	61	61	60	—	—	485

Total	$26,090	$33,435	$4,006	$27,380	$34,111	$4,811

	December 31, 2012		December 31, 2011
For the year ended:	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commericial & Agriculture	$4,762	$276	$4,713	$481
Commercial Real Estate	16,482	958	13,529	1,268
Residential Real Estate	4,909	557	3,751	262
Real Estate Construction	533	25	1,363	17
Consumer and Other	34	2	—	—

Total	$26,720	$1,818	$23,356	$2,028